Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Net revenues
Total net revenues	¥ 96,495,809	$ 13,990,577	¥ 87,606,026	¥ 73,667,133
Cost of revenues:
Total cost of revenues	(43,729,683)	(6,340,208)	(40,635,225)	(34,683,731)
Gross profit:
Gross profit	52,766,126	$ 7,650,369	46,970,801	38,983,402
Depreciation expenses
Total depreciation expenses of property and equipment	486,647		406,379	474,110
A point in time
Net revenues
Total net revenues	23,322,675		19,581,668	15,911,575
Over time
Net revenues
Total net revenues	73,173,134		68,024,358	57,755,558
Games and related value-added services
Net revenues
Total net revenues	74,566,471		67,819,288	58,719,895
Cost of revenues:
Total cost of revenues	(27,784,419)		(26,007,412)	(22,730,558)
Gross profit:
Gross profit	46,782,052		41,811,876	35,989,337
Depreciation expenses
Total depreciation expenses of property and equipment	339,300		278,780	270,457
Youdao
Net revenues
Total net revenues	5,013,182		5,354,357	3,167,515
Cost of revenues:
Total cost of revenues	(2,430,738)		(2,448,146)	(1,713,229)
Gross profit:
Gross profit	2,582,444		2,906,211	1,454,286
Depreciation expenses
Total depreciation expenses of property and equipment	11,610		9,330	7,239
Cloud Music
Net revenues
Total net revenues	8,992,221		6,997,622	4,895,731
Cost of revenues:
Total cost of revenues	(7,699,103)		(6,854,948)	(5,491,066)
Gross profit:
Gross profit	1,293,118		142,674	(595,335)
Depreciation expenses
Total depreciation expenses of property and equipment	6,044		3,827	6,878
Innovative businesses and others
Net revenues
Total net revenues	7,923,935		7,434,759	6,883,992
Cost of revenues:
Total cost of revenues	(5,815,423)		(5,324,719)	(4,748,878)
Gross profit:
Gross profit	2,108,512		2,110,040	2,135,114
Depreciation expenses
Total depreciation expenses of property and equipment	¥ 129,693		¥ 114,442	¥ 189,536